UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
888-468-6473

Richard J. Berthy, President
Trudance L.C. Bakke, Treasurer
Three Canal Plaza
Suite 100
Portland, ME 04101
207-553-7110

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1. Schedule of Investments.

WINTERGREEN FUND, INC.
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2017 (Unaudited)

Industry
Security Description	Country	Shares	Cost	Value

Common Stocks - 87.4%
Aerospace & Defense - 4.7%
Elbit Systems Ltd.	Israel	133,157	$13,333,243	$19,562,190

Beverages - 4.9%
Heineken Holding NV	Netherlands	218,202	17,746,665	20,502,374

Chemicals - 3.5%
Frutarom Industries Ltd.	Israel	8,109	204,461	623,751
Sika AG, Br	Switzerland	1,867	6,387,427	13,891,398
			6,591,888	14,515,149
Diversified Financial Services - 0.0%
Berkshire Hathaway Inc., Class B(a)	United States	100	7,842	18,332

Food Products - 4.0%
Nestlé SA, Reg	Switzerland	202,234	7,183,888	16,937,241

Hotels, Restaurants & Leisure - 0.4%
Bergbahnen Engelberg-Truebsee-Titlis AG, Reg	Switzerland	4,169	1,429,698	1,638,152

Internet Software & Services - 5.0%
Alphabet, Inc., Class A(a)	United States	10,686	2,752,906	10,405,172
Alphabet, Inc., Class C(a)	United States	10,832	2,775,378	10,389,080
			5,528,284	20,794,252
Media - 0.3%
Liberty Global plc LiLAC, Class A(a)	United Kingdom	18,888	507,944	448,779
Liberty Media Corp.-Liberty Formula One, Class A(a)	United States	16,672	476,679	608,361
			984,623	1,057,140
Oil, Gas & Consumable Fuels - 3.8%
Birchcliff Energy Ltd.	Canada	3,326,375	18,901,943	16,128,687

Pharmaceuticals - 0.2%
Roche Holding AG	Switzerland	2,930	714,586	747,969

Real Estate Management & Development - 17.9%
CK Asset Holdings, Ltd.	Hong Kong	135,339	944,058	1,120,086
Consolidated-Tomoka Land Co.(b)	United States	1,232,334	54,951,483	74,026,304
			55,895,541	75,146,390
Road & Rail - 4.3%
Union Pacific Corp.	United States	156,426	11,603,352	18,140,723

Textiles, Apparel & Luxury Goods - 8.3%
Compagnie Financiere Richemont SA, Reg	Switzerland	271,696	7,348,030	24,830,997
Swatch Group AG, Br	Switzerland	23,468	4,543,826	9,761,874
			11,891,856	34,592,871
Tobacco - 30.1%
Altria Group Inc.	United States	305,421	8,839,246	19,369,800
British American Tobacco plc	United Kingdom	782,405	22,218,188	48,982,220
British American Tobacco plc - SP ADR	United Kingdom	864,301	59,852,844	53,975,598
Gudang Garam Tbk PT	Indonesia	751,212	2,689,924	3,669,890
			93,600,202	125,997,508
Total Common Stocks			245,413,611	365,778,978

Short-Term Investments - 12.4%		Principal
U.S. Treasury Obligations - 12.4%
United States Treasury Bill	United States
Maturity Date: 04/26/2018, Yield to Maturity 1.14%		$6,000,000	5,961,015	5,959,959
Maturity Date: 05/24/2018, Yield to Maturity 1.18%		11,000,000	10,916,103	10,915,273
Maturity Date: 06/21/2018, Yield to Maturity 1.18%		17,500,000	17,350,163	17,349,077
Maturity Date: 07/19/2018, Yield to Maturity 1.22%		18,000,000	17,824,527	17,821,831
Total U.S. Treasury Obligations			52,051,808	52,046,140
Total Short-Term Investments			52,051,808	52,046,140

Money Market Funds - 0.9%		Shares
JPMorgan U.S. Government Money Market Fund, Yield 0.51%(c)	United States	3,813,271	3,813,271		3,813,271

Total Money Market Funds			3,813,271		3,813,271

Total Investments - 100.7%			$301,278,690	*	$421,638,389

Liabilities in Excess of Other Assets - 0.7%					(2,978,436)

Net Assets - 100.0%					$418,659,953

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated Issuer. See Note 3.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2017.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, and is unaudited.

Selected Abbreviations
Br	Bearer
Reg	Registered
SP ADR	Sponsored American Depository Receipt
* The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows(1):

	Investments (2)	Foreign Currency	Forward Currency Contracts	Total Portfolio
Tax cost	$301,278,690	$593,909	$-	$301,872,599

Gross unrealized appreciation	131,137,656	-	131,963	131,269,619
Gross unrealized depreciation	(10,777,957)	(1,504)	(3,550,986)	(14,330,447)
Net unrealized appreciation (depreciation)	$120,359,699	$(1,504)	$(3,419,023)	$116,939,172

(1)	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
(2)	Appreciation and depreciation on investments includes changes in the foreign exchange rates on investments and changes in market prices of securities held.

FORWARD CURRENCY CONTRACTS

As of September 30, 2017, the Fund had the following forward currency contracts outstanding:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	8,554,257	CAD	11,600,000	HAND	1/29/2018	$(748,803)
CAD	1,700,000	USD	1,270,553	HAND	1/29/2018	92,826
USD	5,439,900	CHF	5,200,000	HAND	2/26/2018	12,416
USD	17,648,656	CHF	16,900,000	HAND	3/14/2018	(10,688)
USD	11,027,095	CHF	10,500,000	HAND	6/25/2018	(27,343)
USD	6,868,160	EUR	6,350,000	HAND	11/13/2017	(655,381)
USD	1,848,750	EUR	1,700,000	HAND	12/28/2017	(171,104)
USD	1,025,640	EUR	900,000	HAND	2/26/2018	(47,473)
USD	8,822,808	GBP	7,200,000	HAND	12/8/2017	(846,251)
GBP	2,000,000	USD	2,704,820	HAND	12/8/2017	(18,970)
USD	5,952,276	GBP	4,600,000	HAND	1/29/2018	(235,588)
USD	10,995,100	GBP	8,600,000	HAND	3/14/2018	(588,712)
USD	1,916,817	IDR	26,500,000,000	CIBC	5/4/2018	(9,606)
USD	1,098,222	ILS	4,000,000	HAND	12/8/2017	(36,311)
USD	5,050,225	ILS	18,200,000	HAND	1/29/2018	(123,208)
USD	2,083,099	ILS	7,400,000	HAND	2/26/2018	(23,036)
USD	1,444,002	ILS	5,000,000	HAND	6/25/2018	12,524
USD	732,797	KRW	820,000,000	CIBC	5/4/2018	14,197
KRW	820,000,000	USD	727,112	CIBC	5/4/2018	(8,512)

	Net Unrealized Appreciation/(Depreciation) of Outstanding Forward Currency Contracts					$(3,419,023)

Currencies:	Counterparties:
CAD = Canadian Dollar	HAND = Svenska Handelsbanken
CHF = Swiss Franc	CIBC = Bank of New York Mellon
EUR = Euro
GBP = British Pound
IDR = Indonesian Rupiah
ILS = Israeli Shekel
KRW = Korean Won
USD = U.S. Dollar

Note 1. Organization
Wintergreen Fund, Inc. (the “Fund”) is an open-end, diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). The Fund was organized as a Maryland corporation on May 5, 2005 and the Investor Class inception date was October 17, 2005. The Institutional Class inception date was December 30, 2011. Investor Class shares and Institutional Class shares redeemed within 60 days of purchase are subject to a 2.0% redemption fee. Institutional Class shares do not bear a distribution and shareholder services fee. The Fund is authorized to issue 500,000,000 shares of beneficial interest with $0.001 per share par value of Investor Class shares and 500,000,000 shares of beneficial interest with $0.001 per share par value of Institutional Class shares. The Fund seeks capital appreciation and may invest a substantial portion of its assets in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies
The following summarizes the significant accounting policies of the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation — The Fund calculates the net asset value per share of each class on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE (normally 4:00 pm Eastern Time). Long and short portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued 1) at the last quoted sale price or, in the absence of a sale, 2) at the mean of the last bid and ask prices, except for open short positions, which are valued at the last ask price. For securities traded or dealt on more than one exchange, and in the over-the-counter (“OTC”) market, quotations from a securities market in which the security is primarily traded are used. For an option, the last quoted sale price on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest ask prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange or board of trade for which OTC market quotations are readily available generally shall be valued at the mean of the current bid and ask prices. OTC derivatives for which market quotations are not readily available or are determined to be unreliable, shall generally be valued by an independent pricing agent or other reliable third party.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Forward Currency Contracts.

Securities are valued at fair value, in accordance with procedures approved by the Fund’s Board of Directors (the “Board”), and carried out by the valuation committee appointed by the Board (the “Valuation Committee”) when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s Investment Manager; or 3) securities are determined to be illiquid. As of September 30, 2017, the Fund did not hold any illiquid securities or securities valued at fair value by the Valuation Committee.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

• Level 1 — unadjusted quoted prices in active markets for identical assets
• Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

Pursuant to the Fund’s valuation procedures noted previously, equity securities, which includes options and warrants, (foreign or domestic) that are actively traded on a securities exchange are valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. U.S. Treasuries are valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Foreign currencies that are actively traded are valued based on the unadjusted quoted price from the applicable market, and to the extent valuation adjustments are not applied to these balances, they are categorized as Level 1. Forward currency contracts are fair valued using various inputs and techniques, which include actual trading information, and foreign currency exchange rates. To the extent that these inputs are observable and timely, the fair values of forward currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Investments for which there are no such quotations, or for which quotations do not appear to represent fair value, are valued at fair value using methods determined in good faith by the Valuation Committee. These fair valuations may be categorized as Level 2 or Level 3, depending on the valuation inputs.

The following table summarizes the valuation of the Fund's assets and liabilities under the fair value hierarchy levels as of September 30, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$365,778,978	$-	$-	$365,778,978
Short-Term Investments*	-	52,046,140	-	52,046,140
Money Market Funds*	3,813,271	-	-	3,813,271
Total Investments in Securities	$369,592,249	$52,046,140	$-	$421,638,389

Foreign Exchange Risk Exposure:
Forward Currency Contracts^	$-	$131,963	$-	$131,963

Liabilities
Foreign Exchange Risk Exposure:
Forward Currency Contracts^	$-	$3,550,986	$-	$3,550,986

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.
^	Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund’s policy is to disclose significant transfers between all levels based on valuations at the end of the reporting period. As of September 30, 2017, there were no transfers made between levels compared to the valuation input levels on December 31, 2016. The Fund did not invest in any Level 3 securities during the period.

Security Transactions, Investment Income, and Realized Gain/Loss — Security transactions are accounted for on trade date plus one (trade date on calendar quarter end dates). Dividend income is recorded on the ex-dividend date and is recorded net of unrecoverable withholding tax. Interest income and expenses are recorded on an accrual basis. Identified cost of investments sold is used to determine the realized gain and loss for both financial statement and Federal income tax purposes.

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect generally at the close of the NYSE (normally 4:00 pm Eastern Time) on the date of valuation. If the foreign exchange rate in effect at the close of the NYSE is not available, the currency may be valued using the foreign exchange rate standard provided by the Fund’s pricing agent. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency transactions in the Statement of Operations within the Fund's Annual Report and Semi-Annual Report.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Forward Currency Contracts — During the period ended September 30, 2017, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts as measured by the difference between the forward rates at the dates of entry into the contracts and the forward rates at the reporting date is included in the Statement of Forward Currency Contracts. Realized and unrealized gains and losses are included in the Statement of Operations within the Fund's Annual Report and Semi-Annual Report.

Use of Estimates — These financial statements are prepared in accordance with GAAP, which requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual amounts could differ from those estimates.

Note 3. Affiliated Issuers
Under section 2(a)(3) of the Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.

Investments in affiliated companies for the Fund for the period December 31, 2016 to September 30, 2017, are shown below:

Name of issuer	Number of shares held at December 31, 2016	Gross additions	Gross reductions	Number of shares held at September 30, 2017
Consolidated-Tomoka Land Co.	1,232,334	-	-	1,232,334

	Value at September 30, 2017	Amount of dividends for the period	Net increase in unrealized appreciation for the period	Realized capital gain/(loss) for the period
	$74,026,304	$160,203	$8,195,022	$-

Note 4. Disclosures about Investment Risks and Hedging Activities
The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic stability; and currency and interest rate and price fluctuations. The Fund’s investments may also be subject to, among other risks, market risk, counterparty risk and credit risk (each of which is described below), sector and industry risk, value risk, foreign securities (including emerging markets) risk, currency risk, interest rate risk, income risk, short sale risk, derivatives risk, small- and mid-capitalization company risk and investor activism risk.

The Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks the Fund may attempt to manage through investing in derivative instruments include, but are not limited to, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Market risk is the potential for changes in an asset’s value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk involves the possibility that a loss may occur due to, among other things, the failure of a debt issuer to pay interest and principal in a timely manner. Credit risk is limited to amounts recorded by the Fund as assets in the form of unrealized gains on forward currency contracts and the market values of OTC options. The Investment Manager is responsible for determining the value of the underlying collateral relating to a derivative instrument. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities within the Fund's Annual Report and Semi-Annual Report.

These risks, and other potential risks of investing in the Fund, are described in the Fund’s Prospectus and Statement of Additional Information.

Note 5. Derivative Financial Instruments
Forward Currency Contracts — A forward currency contract is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward currency contracts can help manage the risk of changes in currency exchange rates. These contracts are marked-to-market at the applicable translation rates. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if the Investment Manager is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward currency contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Fund’s Statement of Assets and Liabilities within the Fund's Annual Report and Semi-Annual Report.

Derivative and Hedging Activities — The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Investments.

The following is a summary of the location of fair value amounts of derivative investments on the Fund's Statement of Investments as of September 30, 2017:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted
For as Hedging Instruments	Statement of Investments		Statement of Investments
Under ASC 815	Asset Location	Fair Value	Liabilities Location	Fair Value
Foreign Exchange Risk Exposure:
Forward Currency Contracts	Unrealized gain on forward		Unrealized loss on forward
	currency contracts	$131,963	currency contracts	$3,550,986

Note 6. Subsequent Events
In preparing these financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

THE STATEMENT OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR UNAUDITED SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wintergreen Fund, Inc.

By (Signature and Title)      /s/Richard J. Berthy
Richard J. Berthy, President

Date:    November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Richard J. Berthy
Richard J. Berthy, President

Date:    November 20, 2017

By (Signature and Title)      /s/Trudance L.C. Bakke
Trudance L.C. Bakke, Treasurer

Date:    November 20, 2017